SHAREHOLDERS' EQUITY (Narrative) (Details)					1 Months Ended												12 Months Ended
		Jul. 14, 2023 USD ($) $ / shares shares	Jun. 08, 2023 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) $ / shares shares	Dec. 28, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 18, 2023 USD ($) $ / shares shares	Nov. 23, 2022 $ / shares shares	May 31, 2022 USD ($)	Apr. 30, 2022 $ / shares shares	Jul. 22, 2021 USD ($) shares	May 31, 2021 $ / shares shares	Feb. 23, 2021 $ / shares shares	Jan. 31, 2021 $ / shares shares	Nov. 30, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares shares	May 31, 2022 ₪ / shares shares	Aug. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																						1,728,347	1,081,755
Warrants exercise price | (per share)		$ 9			$ 2.85	$ 2.85	$ 9														₪ 9	$ 50.6
Warrants issued | $					$ 301,230,000		$ 166,666,000
Options granted			18,000										30,000
Per share price | (per share)					$ 3.11								$ 45								₪ 0.3	$ 9	₪ 0.3
Share-based compensation expense | $																	$ 73,000		$ 285,000	$ 99,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																						$ 2,000
Intrinsic value of share options exercisable | $																						$ 9,000
Warrants Issued to purchase aggregate ordinary shares					467,896												467,896
Number of ordinary shares called by warrants											41,967											4,918,762
Proceeds from exercise/issuance of warrants | $					$ 1,300,000						$ 1,930,000						$ 2,511,000		0	1,930,000
Net proceeds from warrant exercises | $					$ 1,000,000
Placement agent fees and other expense | $																	500,000
Private placement fee | $																	390,000
Reimbursement Expense | $																	40,000
Number of options approved for grant								2,127
Vesting period of options			3 years
Lower exercise price | $ / shares								$ 5.7
Incremental Fair Value Of Stock Options | $																	$ 165,000
Percentage of incremental fair value vested																	50.00%
Percentage Of Unrecognized Compensation Cost																	50.00%
Unrecognized compensation cost | $																						$ 454,000
Number of unvested stock options																	49,720
Vested Incremental Fair Value Of Stock Options | $			$ 7,500,000														$ 83,000
Standard deviation percentage					93.49%												85.45%
Risk free rate			3.85%		3.87%												4.00%
Valuation of warrants | $					$ 73,000		$ 2,500,000										$ 800,000
New warrants issued | $																	2,200,000
Number of share issued					170,000
Additional number of share received					297,896
Stock options assumptions average expected term			5 years 4 months 9 days
Finance Income | $																						$ 1,700,000
Warrant valuation price per share | $ / shares		$ 5.48			$ 1.68		$ 5.17
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $																	731,000		1,104,000	713,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $																	$ 73,000		$ 285,000	$ 99,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													6,000
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term plan																	excess of 10 years
Options outstanding																						15,388	15,388
Options granted										16,446		5,107		13,365	26,730	5,117	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period																	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																						$ 2,000
Weighted average exercise price of options granted | $ / shares			$ 5.89							$ 10.6		$ 30.1		$ 57.4	$ 57.4	$ 33.4	$ 0
Cancelled																66,764
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			90.43%
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding																						187,994	133,994
Options granted																	54,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period																	0
Warrants Issued to purchase aggregate ordinary shares			54,000
Number of options approved for grant										16,446
Vesting period of options										4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights										4/16 of the options shall vest following the lapse of a period of twelve months commencing at the date of grant. The remaining 12/16 of the options shall vest on quarterly basis, so that 1/16 of the options shall vest on the expiry of each quarter.
Weighted average grant date fair value per option | $ / shares										$ 8.9
Weighted average exercise price of options granted | $ / shares										$ 10.6							$ 5.89
Percentage Of Unrecognized Compensation Cost																	50.00%
Unrecognized compensation cost | $																						$ 6,250
Number of share issued																	97,148
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[1]																90.43%
2019 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate																	3.82%	[1]	2.69%	0.52%
Stock options assumptions average expected term																	5 years	[1]	5 years 3 months 10 days	5 years 10 months 9 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																			79.30%	69.67%
2019 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate																	3.87%	[1]	3.88%	1.13%
Stock options assumptions average expected term																	6 years 4 months 28 days	[1]	6 years 25 days	6 years 1 month 9 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																			82.60%	78.99%
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares																						$ 88
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued to purchase aggregate ordinary shares				65,217													5,217
Number of ordinary shares called by warrants				130,345
Gross proceeds from issuance of private placement | $				$ 6,000,000
Proceeds from exercise/issuance of warrants | $						$ 3,600,000
Proceeds from issuance of private placement | $				$ 5,554,000
Combined purchase price | $ / shares				$ 46
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $																						$ 383,000
Broker [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares					$ 3.56
Additional number of share received					32,753
New Option [Member] | 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																98,877
New Option [Member] | 2008 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																2,127
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares					$ 2.85
Warrants Issued to purchase aggregate ordinary shares					935,792
Crescendo Communications [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																								8,697
Per share price | ₪ / shares																								₪ 0.3
Share-based compensation expense | $									$ 67,000
Crescendo Communications [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																									15,211
Percentage of shares issued																									3.75%
Share-based compensation expense | $																	$ 275,000		$ 412,000
Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares																						$ 2.85
Warrants Issued to purchase aggregate ordinary shares		183,300					21,666
Number of ordinary shares called by warrants		117,930					145,000															935,792
Gross proceeds from issuance of private placement | $		$ 2,700,000					$ 1,500,000
Combined purchase price | $ / shares		$ 8.999					$ 8.999
Number of share issued																	297,895
Issuance of unregistered warrants purchase | $		$ 301,230,000					$ 166,666,000

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.